Advance on Convertible Promissory Notes	12 Months Ended
Dec. 31, 2011
Advance On Convertible Promissory Notes [Abstract]
ADVANCE ON CONVERTIBLE PROMISSORY NOTES
6 – ADVANCE ON CONVERTIBLE PROMISSORY NOTES

In December 2011, the Company received a deposit of $170,000.  This deposit was an advance on three convertible promissory notes totaling approximately $314,000 signed on February 2, 2012.  These loans mature in August 2012 and subsequent to year end when the Company entered into the Merger Agreement with Anvex International, Inc., these loans were converted into stock.